UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000
                                                 --------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           98
                                                 -------------

Form 13F Information Table Value Total:          $ 209,800,948
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE




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                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



Abbott Labs                       002824100      2,070,784      58,850      X                                              X

ADC Telecom                       000886101      6,416,513     119,100      X                                              X

AMFM Inc.                         001693100      2,733,189      43,995      X                                              X

America Online                    02364J104      1,551,063      23,000      X                                              X

American Express Co.              025816109      5,425,048      36,425      X                                              X

American Intl. Group              026874107        241,119       2,202      X                                              X

AT&T Corp.                        001957109        301,385       5,352      X                                              X

AT&T Liberty Media                001957208      2,204,942      37,175      X                                              X
Group CL A

Automatic Data                    053015103        841,673      17,444      X                                              X
Processing

Bank of New York                  064057102      5,108,031     122,900      X                                              X

Baron Asset Fund                  068278100        202,756       3,129      X                                              X

Bell Atlantic                     077853109        865,469      14,159      X                                              X

Bell South                        079860102        253,125       5,400      X                                              X

BP Amoco PLC                      055622104        296,922       5,576      X                                              X

Brandywine Fund                   105320107        221,672       4,376      X                                              X

Bristol Myers                     110122108        343,824       5,928      X                                              X
Squibb Co.

Carnival Corp. C1 A               143658102        900,073      36,275      X                                              X

Cendant Corp.                     151313103      1,921,577     103,869      X                                              X

Chase Manhattan Corp.             16161A108      1,233,180      14,144      X                                              X

Chevron                           166751107      1,770,178      19,150      X                                              X

Cisco Systems                     17275R102     51,844,680     670,586      X                                              X

Citigroup Inc.                    172967101      3,263,547      54,506      X                                              X

Coca Cola                         191216100        604,273      12,874      X                                              X

Colgate Palmolive                 194162103        326,975       5,800      X                                              X

Computer Sciences                 205363104      3,932,671      49,702      X                                              X

Conseco Financing                 20847P205        252,450      15,300      X                                              X
Trust V 8.7% Pfd

Conseco, Inc.                     208464107        493,448      43,143      X                                              X

Constellation Energy              210371100        332,839      10,442      X                                              X
Group

Corning Glass Works               219350105      3,026,400      15,600      X                                              X

DeVRY Inc.                        251893103        375,150      12,300      X                                              X

Diamond Offshore                  25271C102      1,359,872      34,050      X                                              X

Walt Disney Co.                   254687106      2,096,201      50,817      X                                              X

DuPont E 1                        263534109      2,681,284      50,650      X                                              X

EMC Corp.                         268648102        324,072       2,572      X                                              X

El Paso Energy                    283905107        762,684      18,890      X                                              X

Electronic Data Systems           285661104      1,015,703      15,824      X                                              X

Ericsson Tel ADR                  294821400      4,896,825      52,198      X                                              X

Exxon Mobil Corp.                 30231G102      2,968,873      38,093      X                                              X

Federal National
Mortgage Assn.                    313586109        227,268       4,018      X                                              X

FelCor Lodging Trust              31430F101        555,019      31,050      X                                              X

GTE Corporation                   362320103        562,675       7,925      X                                              X

General Electric                  369604103     16,972,463     109,060      X                                              X

Health Care                        42191510        501,729      19,724      X                                              X
Properties

Home Depot, INc.                  437076102        537,285       8,330      X                                              X

Honeywell Int'l                   438516106        217,336       4,125      X                                              X

Hughes Electronics                370442832        448,200       3,600      X                                              X

Intel Corp.                       458140100     10,642,211      80,661      X                                              X

Johnson & Johnson                 478160104        341,415       4,860      X                                              X

K Mart Corp.                      482584109        361,828      37,350      X                                              X

Kimberly Clark Corp.               49436810        364,406       6,500      X                                              X

LTC Properties                    502175102        197,343      36,715      X                                              X

Lear Corp.                        521865105      1,192,500      42,400      X                                              X

Eli Lilly & Co.                    53245710        203,531       3,250      X                                              X

Lowes Cos.                        548661107      2,986,874      51,167      X                                              X

Lucent Technologies               549463107        500,229       8,167      X                                              X

McDonalds Corp.                   580135101      2,116,098      56,618      X                                              X

Merck & Co.                       589331107      1,977,190      31,826      X                                              X

Mercury Interactive               589405109      5,373,150      67,800      X                                              X

Micros Systems Inc.               594901100        377,625       6,000      X                                              X

Microsoft Corp.                   594918104        462,719       4,355      X                                              X

Motorola Inc.                     620076109      6,726,220      46,070      X                                              X

Mutual Risk Mgmt.                 628351108        339,720      16,986      X                                              X

Nationwide Health                 638620104        251,022      24,050      X                                              X
Properties Inc.

Nextel Communication              65332V103      4,002,750       27,000     X                                              X

Nortel Networks                   656569100        323,889        2,568     X                                              X

Pepsico                           713448108        374,209       10,730     X                                              X

Pfizer Inc.                        71708110      1,368,169       37,420     X                                              X

Philip Morris Cos.                718154107        742,502       35,148     X                                              X

Pilgrim Prime Rate                72146W103         99,975       12,400     X                                              X
Trust

Proctor & Gamble                  742718109        313,067        5,541     X                                              X

Rite Aid                          767754104        142,313       25,300     X                                              X

T. Rowe Price Equity              779547108        274,080       11,793     X                                              X
Income Fund

T. Rowe Price Equity              779556109        258,249        5,852     X                                              X
Mid Cap Growth Fund

Royal Caribbean Cruises           V7780T103        249,200        8,900     X                                              X

SBC Communications                78387G103        487,134       11,564     X                                              X

Schering-Plough Corp.             806605101      2,934,546       79,045     X                                              X

Schlumberger Ltd.                 806857108      2,231,199       29,166     X                                              X

Service Master Co.                81760N109        847,800        75,360    X                                              X

Southdown, Inc.                   841297104      2,949,465        49,780    X                                              X

Staples Inc.                      855030102      3,973,660       198,683    X                                              X

Steinroe Intermed                 858420300        178,082        21,050    X                                              X
Bond Fund

Sun Microsystems                  866810104        204,085         2,178    X                                              X

Superior Telecom Inc.             868365107        133,501        10,369    X                                              X

Sylvan Learning                   871399101        862,777        54,135    X                                              X
Systems

TVA 6.75%, 6/1/28                 880591300        239,821        11,090    X                                              X
Ser D Pfd P 6/03

Teva Pharm Inds ADR               881624209      2,367,478        63,450    X                                              X

Texaco, Inc.                      881694103        271,438         5,050    X                                              X

Texas Instruments Inc.            882508104        382,400         2,390    X                                              X

Thermo Electron Corp.             883556102        503,344        24,704    X                                              X

TOTAL FINA ELF S.A.               89151E109        997,619        13,550    X                                              X

Transocean Sedco                  G90078109        632,683        12,330    X                                              X
Forex Inc.

Tyco International                902124106      2,536,125        50,596    X                                              X

United Dominion Rlty              910197102        129,786        12,898    X                                              X

Vanguard Fixed Inc.               922031406        119,487        11,369     X                                              X
Short Term Corp.

Viacom Inc. Cl B                  925524308      2,571,563        48,750    X                                              X

Wachovia Corp.                    929771103        287,073         4,249    X                                              X

Wal-Mart                          931142103      5,028,444        88,999    X                                              X

Warner Lambert                    934488107        886,514         9,075    X                                              X



REPORT TOTALS                                  209,800,948
                                               ===========     =========




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